Financial Instruments - Summary of Offsetting of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	$ 137	$ 133
Net Financial Assets in the Consolidated Statement of Financial Position	137	133
Net Amount, Financial Assets	137	133
Gross Financial Liabilities	19
Net Financial Liabilities in the Consolidated Statement of Financial Position	19
Net Amount	19
Derivative Financial Liabilities [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities	19
Net Financial Liabilities in the Consolidated Statement of Financial Position	19
Net Amount	19
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	99	100
Net Financial Assets in the Consolidated Statement of Financial Position	99	100
Net Amount, Financial Assets	99	100
Cash and cash equivalent [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	38	33
Net Financial Assets in the Consolidated Statement of Financial Position	38	33
Net Amount, Financial Assets	$ 38	$ 33